Borrowings (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Borrowings Abstract
Schedule of borrowings by type and classification

		March 31,
	Term	2025	2026
Current
Secured
Vehicle loan	Less than 1 year	10,136	14,719
Bank overdraft and cash credit	Less than 1 year	57,134	441,470
Sale bill discounting	Less than 1 year	457,850	247,938
Total		525,120	704,127

Non-Current
Vehicle loan	More than 1 year	20,744	12,090
Total		20,744	12,090

	Currency	Interest Rate	Year of Maturity	2025	2026
Vehicle loan	INR	7%-11.25%	2026-2031	30,880	26,809
Sale bill discounting	INR	Floating rate*	On demand	457,850	247,938
Bank overdraft and cash credit	INR	Floating rate**	On demand	57,134	441,470
				545,864	716,217

*	3M MCLR + 0.20% to 0.50% spread
**	3M/ 12M MCLR + 0.20% to 1.00% spread